Average Annual Total Returns - Western Asset California Municipals Fund	Jun. 30, 2021
Bloomberg Barclays California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.14%	[1]
5 Years	3.84%	[1]
10 Years	5.07%	[1]
Lipper California Municipal Debt Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)
Average Annual Return:
1 Year	4.41%	[2]
5 Years	3.76%	[2]
10 Years	5.19%	[2]
Class C
Average Annual Return:
1 Year	2.20%
5 Years	2.72%
10 Years	4.00%
Class I
Average Annual Return:
1 Year	3.92%
5 Years	3.44%
10 Years	4.73%
Class A
Average Annual Return:
1 Year	(0.63%)
5 Years	2.40%
10 Years	4.13%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(1.01%)
5 Years	2.29%
10 Years	4.07%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.92%
5 Years	2.61%
10 Years	4.10%
Class IS
Average Annual Return:
1 Year	4.09%
5 Years
10 Years
Since Inception	3.29%
Inception Date	Aug. 09, 2019

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Bloomberg Barclays California Municipal Bond Index was 3.94%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Lipper California Municipal Debt Funds Category Average was 3.51%.